STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2018
Disclosure of statements of comprehensive loss additional information [Abstract]
STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION
NOTE 18: -     STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION

a.	Cost of revenues:

	Year ended December 31,
	2018	2017	2016

Salaries and benefits	$873	$1,668	$3,520
Share-based compensation	68	53	231
Materials and sub-contractors	216	572	756
Depreciation	161	309	599
Rentals and maintenance	130	233	448
Other	4	10	85

	$1,452	$2,845	$5,639

b.	Research and development, net:

	Year ended December 31,
	2018	2017	2016

Salaries and benefits	$9,599	$10,205	$9,207
Share-based compensation	960	1,200	1,369
Materials and sub-contractors	1,249	1,636	2,120
Plant growth and greenhouse maintenance	342	405	473
Rentals and office maintenance	1,114	1,430	1,081
Depreciation	1,859	1,836	1,679
Other	828	437	656
Participation in respect of government grants	(1,265)	(162)	(180)

	$14,686	$16,987	$16,405

c.	Business development:

	Year ended December 31,
	2018	2017	2016

Salaries and benefits	$1,301	$1,038	$947
Share-based compensation	381	363	508
Travel	163	109	136
Legal	67	37	16
Other	172	139	89

	$2,084	$1,686	$1,696

d.	General and administrative:

	Year ended December 31,
	2018	2017	2016

Salaries and benefits	$1,755	$1,737	$1,551
Share-based compensation	322	628	835
Professional fees	1,075	1,065	1,228
Other	362	380	275

	$3,514	$3,810	$3,889

e.	Financing income and expenses

  Financing income:

	Year ended December 31,
	2018	2017	2016

Exchange differences, net	$-	$-	$17
Interest income	1,413	2,125	2,400
Hedging instruments	-	-	7

	$1,413	$2,125	$2,424

  Financing expenses:

	Year ended December 31,
	2018	2017	2016

Bank expenses and commissions	$141	$129	$155
Exchange differences, net	660	82	-
Change in the fair value of marketable securities	1,285	720	703
Hedging instruments	-	7	-
Revaluation of liabilities in respect of government grants	120	67	33

	$2,206	$1,005	$891